OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of other current liabilities

	As of December 31,
	2024	2023
	US$’000	US$’000
Contract liabilities	2,109	3,690
Dividend payable	220	220
Provisions	18	—
Onerous contracts provisions	184	2,306
Other current liabilities	1,741	1,019
Total	4,272	7,235

Schedule of onerous contracts provisions
23(a)    Onerous contracts provisions

	For the year ended December 31,
	2024	2023
	US$’000	US$’000
At January 1	2,306	2,110
Recognized	147	2,196
Reversed	(2,205)	(2,040)
Exchange differences	(64)	40
At December 31	184	2,306

Schedule of contract liabilities
23(b)    Contract Liabilities

	As of December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	2,017	3,585	1,222
Custodial service	65	76	47
Transportation service	27	29	56
Total current contract liabilities	2,109	3,690	1,325

Schedule of revenue recognized in relation to contract liabilities
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2024	2023
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	3,585	1,222
Custodial service	9	44
Transportation service	12	46
	3,606	1,312